Portfolio of Investments
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	4.046%	5,000,000	4,549,462
Ares XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2030	3.862%	7,780,000	7,425,356
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% Floor 1.500% 11/21/2030	4.283%	2,250,000	2,163,328
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class DR
3-month USD LIBOR + 3.250% Floor 3.250% 10/23/2034	4.434%	8,250,000	7,545,871
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	6.960%	3,750,000	3,690,660
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-3A Class ERR
3-month USD LIBOR + 7.000% Floor 7.000% 07/20/2034	8.063%	5,000,000	4,381,905
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	4.110%	3,810,000	3,610,878
Carlyle US CLO Ltd.(a),(b)
Series 2019-3R Class CR
3-month USD LIBOR + 3.200% Floor 3.200% 10/20/2032	5.910%	13,400,000	12,444,902
Series 2020-2A Class CR
3-month USD LIBOR + 3.200% Floor 3.200% 01/25/2035	4.384%	15,150,000	13,753,624
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	2.886%	9,300,000	8,898,073
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	2.761%	7,000,000	6,645,121
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	6.240%	4,000,000	3,716,804
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,621,708
Goldentree Loan Management US CLO 10 Ltd.(a),(b)
Series 2021-10A Class D
3-month USD LIBOR + 3.050% Floor 3.050% 07/20/2034	5.760%	12,750,000	11,695,677
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	4.090%	5,000,000	4,803,960
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	1,023,000
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	10,125,000	10,027,766
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	3,506,455	3,486,731
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	7,366,986	7,237,422
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	4.644%	5,000,000	4,574,500
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.100% Floor 4.000% 01/19/2034	5.044%	6,800,000	6,717,931
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	4.060%	14,000,000	13,341,510
Columbia Total Return Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	2,000,000	1,965,027
Series 2021-1A Class B
06/16/2031	1.000%	3,950,000	3,875,601
Subordinated Series 2020-2A Class C
09/16/2030	2.830%	3,353,652	3,335,845
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	4.163%	8,750,000	7,983,132
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	4.110%	9,350,000	8,913,916
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	15,100,000	14,548,598
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,100,000	2,985,913
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	10.009%	1,000,000	831,684
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	7,239,805	7,009,241
Series 2021-5 Class A
08/15/2029	1.530%	10,345,490	10,006,582
Series 2021-HG1 Class A
01/16/2029	1.220%	4,783,727	4,569,229
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	4,494,000	4,454,579
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	6,199,663	5,852,404
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	9,248,910	8,531,203
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	1,106,803	1,073,981
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	5,000,000	4,580,346
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	4.262%	15,000,000	13,949,025
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	807,751	815,829
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	6,264,717	5,605,989
RR 1 LLC(a),(b)
Series 2017-1A Class D1B
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2035	8.862%	5,000,000	4,457,855
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	3.882%	5,828,571	5,556,266
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	2,520,606	2,428,134
Series 2021-ST10 Class A
01/20/2030	2.250%	7,012,032	6,759,250
Series 2021-ST4 Class A
07/20/2027	2.000%	5,733,856	5,417,526
Series 2021-ST5 Class A
07/20/2027	2.000%	5,497,014	5,210,883
Voya CLO Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.150% Floor 3.150% 07/15/2034	4.194%	8,350,000	7,632,718
Series 2021-2A Class E
3-month USD LIBOR + 6.600% Floor 6.600% 10/20/2034	7.663%	4,724,403	4,187,692
Total Asset-Backed Securities — Non-Agency (Cost $317,506,609)			299,894,637

Commercial Mortgage-Backed Securities - Agency 0.2%

FRESB Mortgage Trust(f)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	4,068,605	4,002,445

2	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(f),(g)
Series 2019-147 Class IO
06/16/2061	0.396%	59,629,694	2,600,069
Total Commercial Mortgage-Backed Securities - Agency (Cost $9,856,573)			6,602,514

Commercial Mortgage-Backed Securities - Non-Agency 5.4%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,373,806	1,373,099
BAMLL Commercial Mortgage Securities Trust(a),(f)
Series 2013-WBRK Class A
03/10/2037	3.534%	3,000,000	2,832,640
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	3.949%	7,730,000	7,603,671
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	4.249%	4,790,000	4,430,913
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	4.539%	1,800,000	1,673,142
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	3.839%	1,600,000	1,535,555
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	4.400%	6,850,000	6,280,676
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	3.800%	3,100,000	2,975,504
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	3.586%	4,361,000	4,197,716
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	3.886%	3,801,000	3,592,344
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	2,850,000	2,393,487
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	4.720%	8,500,000	7,884,234
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.333% 11/15/2037	5.492%	7,618,177	7,245,538
COMM Mortgage Trust(a),(f)
Subordinated Series 2013-CR12 Class D
10/10/2046	5.067%	4,500,000	2,070,000
Subordinated Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,347,462
Subordinated Series 2020-CX Class D
11/10/2046	2.684%	5,600,000	4,490,188
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	1,400,000	1,181,672
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	6,537,628
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	5,601,491
CSAIL Commercial Mortgage Trust(f)
Subordinated Series 2015-C3 Class B
08/15/2048	4.117%	3,325,000	3,104,495
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	3.574%	13,467,117	13,046,000
GS Mortgage Securities Trust
Series 2017-GS7 Class A3
08/10/2050	3.167%	13,000,000	12,518,922
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.194%	2,500,000	2,215,356
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	5,312,258
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.177%	6,200,000	5,460,870
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,750,000	8,128,560

Columbia Total Return Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	1,225,000	1,205,255
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	765,000	745,997
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	2,800,000	2,739,398
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	3.249%	4,800,000	4,688,006
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	4.899%	5,737,000	5,398,932
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	2.874%	4,555,000	4,513,615
WFRBS Commercial Mortgage Trust(a),(f)
Subordinated Series 2013-C16 Class D
09/15/2046	4.982%	9,094,000	8,518,504
Subordinated Series 2014-C25 Class D
11/15/2047	3.803%	2,000,000	1,754,226
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $168,447,318)			157,597,354

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(h)	4,518	203,536
Total Financials		203,536
Industrials 0.0%
Airlines 0.0%
United Airlines Holdings, Inc.(h)	1,493	54,868
Total Industrials		54,868
Total Common Stocks (Cost $1,511,077)		258,404
Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	572,000	407,003
Total Convertible Bonds (Cost $542,298)			407,003

Corporate Bonds & Notes 28.5%

Aerospace & Defense 0.7%
Boeing Co. (The)
05/01/2025	4.875%	3,750,000	3,807,574
08/01/2059	3.950%	7,513,000	5,478,887
05/01/2060	5.930%	4,074,000	4,031,520
Bombardier, Inc.(a)
12/01/2024	7.500%	471,000	461,275
04/15/2027	7.875%	353,000	326,214
Howmet Aerospace, Inc.
01/15/2029	3.000%	1,280,000	1,145,819
TransDigm, Inc.(a)
03/15/2026	6.250%	2,883,000	2,894,910
TransDigm, Inc.
06/15/2026	6.375%	668,000	668,203
11/15/2027	5.500%	1,012,000	954,797
01/15/2029	4.625%	50,000	44,980
05/01/2029	4.875%	543,000	486,046
Total			20,300,225
Airlines 0.1%
Air Canada(a)
08/15/2026	3.875%	435,000	400,213
American Airlines, Inc.(a)
07/15/2025	11.750%	550,000	610,500
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,269,643	1,252,225
04/20/2029	5.750%	172,571	165,247
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	657,100	639,902
United Airlines, Inc.(a)
04/15/2026	4.375%	215,000	206,991
04/15/2029	4.625%	240,000	221,207
Total			3,496,285
Automotive 0.4%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	29,000	27,837
Ford Motor Co.
02/12/2032	3.250%	750,000	625,704
01/15/2043	4.750%	3,582,000	2,926,133
12/08/2046	5.291%	1,500,000	1,290,172

4	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
09/08/2024	3.664%	934,000	904,880
11/13/2025	3.375%	679,000	647,844
01/09/2027	4.271%	630,000	602,866
08/17/2027	4.125%	363,000	343,956
02/16/2028	2.900%	221,000	192,995
11/13/2030	4.000%	1,330,000	1,177,213
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	328,000	298,939
IAA Spinco, Inc.(a)
06/15/2027	5.500%	767,000	766,577
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,456,000	1,435,628
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	664,000	670,024
05/15/2027	8.500%	592,000	597,144
Tenneco, Inc.(a)
01/15/2029	7.875%	416,000	412,550
Total			12,920,462
Banking 6.9%
Bank of America Corp.(i)
07/23/2031	1.898%	18,920,000	15,647,291
10/20/2032	2.572%	18,220,000	15,604,994
02/04/2033	2.972%	18,480,000	16,327,132
Citigroup, Inc.(i)
06/03/2031	2.572%	3,633,000	3,162,933
01/25/2033	3.057%	17,722,000	15,719,477
Goldman Sachs Group, Inc. (The)(i)
07/21/2032	2.383%	17,727,000	14,944,387
02/24/2033	3.102%	14,436,000	12,879,706
HSBC Holdings PLC(i)
05/24/2032	2.804%	5,399,000	4,531,918
11/22/2032	2.871%	19,069,000	15,966,080
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	4,175,000	3,741,034
11/19/2031	1.764%	7,725,000	6,318,505
04/22/2032	2.580%	21,216,000	18,414,880
11/08/2032	2.545%	15,753,000	13,533,985
Morgan Stanley(i)
07/21/2032	2.239%	9,746,000	8,218,043
10/20/2032	2.511%	8,314,000	7,137,938
Subordinated
04/20/2037	5.297%	4,705,000	4,750,047
Washington Mutual Bank(c),(e),(j)
Subordinated
01/15/2015	0.000%	27,379,000	41,068
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(i)
10/30/2030	2.879%	1,254,000	1,138,608
02/11/2031	2.572%	25,691,000	22,652,651
Total			200,730,677
Brokerage/Asset Managers/Exchanges 0.1%
Hightower Holding LLC(a)
04/15/2029	6.750%	450,000	353,216
NFP Corp.(a)
08/15/2028	4.875%	471,000	429,105
08/15/2028	6.875%	1,592,000	1,396,188
Total			2,178,509
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	299,000	278,369
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	463,000	448,517
05/15/2029	4.125%	285,000	252,601
James Hardie International Finance DAC(a)
01/15/2028	5.000%	250,000	230,071
SRS Distribution, Inc.(a)
07/01/2028	4.625%	525,000	490,233
07/01/2029	6.125%	556,000	499,551
12/01/2029	6.000%	447,000	389,406
White Cap Buyer LLC(a)
10/15/2028	6.875%	319,000	269,796
Total			2,858,544
Cable and Satellite 1.6%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	396,000	388,570
06/01/2029	5.375%	233,000	222,606
03/01/2030	4.750%	862,000	784,060
08/15/2030	4.500%	1,140,000	1,014,377
02/01/2031	4.250%	194,000	168,245
02/01/2032	4.750%	619,000	546,484
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,448,000	2,112,915
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,980,000	1,745,657
06/30/2062	3.950%	3,523,000	2,455,471
04/01/2063	5.500%	21,227,000	18,727,217
CSC Holdings LLC
06/01/2024	5.250%	586,000	580,343
CSC Holdings LLC(a)
02/01/2028	5.375%	640,000	607,742
01/15/2030	5.750%	402,000	324,427
12/01/2030	4.125%	941,000	801,087
12/01/2030	4.625%	241,000	183,231

Columbia Total Return Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2031	3.375%	961,000	768,800
11/15/2031	5.000%	159,000	119,657
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	666,000	622,231
DISH DBS Corp.
07/01/2026	7.750%	799,000	659,841
06/01/2029	5.125%	1,341,000	878,197
DISH DBS Corp.(a)
12/01/2028	5.750%	944,000	765,557
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	536,000	496,052
09/15/2028	6.500%	1,312,000	1,042,704
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	411,000	386,988
08/01/2027	5.000%	347,000	343,926
07/15/2028	4.000%	813,000	755,034
07/01/2030	4.125%	244,000	218,935
Videotron Ltd.(a)
06/15/2029	3.625%	4,632,000	4,045,191
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	460,024
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	299,351
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,165,000	1,040,031
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	373,000	317,636
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	320,448
Ziggo BV(a)
01/15/2030	4.875%	1,110,000	1,026,409
Total			45,229,444
Chemicals 0.3%
Avient Corp.(a),(k)
08/01/2030	7.125%	544,000	561,671
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	221,000	193,438
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	408,000	391,251
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	1,367,572
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	570,775
HB Fuller Co.
10/15/2028	4.250%	633,000	564,934
Herens Holdco Sarl(a)
05/15/2028	4.750%	476,000	392,933
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	829,000	653,059
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	739,000	651,067
Ingevity Corp.(a)
11/01/2028	3.875%	494,000	438,053
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	305,000	280,353
Iris Holdings, Inc.(a),(l)
02/15/2026	8.750%	188,000	149,987
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	568,000	483,524
SPCM SA(a)
03/15/2027	3.125%	190,000	161,979
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	284,000	238,279
WR Grace Holdings LLC(a)
06/15/2027	4.875%	836,000	801,031
08/15/2029	5.625%	1,743,000	1,470,153
Total			9,370,059
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,248,000	1,088,374
Herc Holdings, Inc.(a)
07/15/2027	5.500%	87,000	87,056
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	123,000	123,189
United Rentals North America, Inc.
05/15/2027	5.500%	179,000	181,968
02/15/2031	3.875%	194,000	176,897
01/15/2032	3.750%	203,000	178,800
Total			1,836,284
Consumer Cyclical Services 0.1%
APX Group, Inc.(a)
07/15/2029	5.750%	98,000	82,355
Arches Buyer, Inc.(a)
12/01/2028	6.125%	668,000	555,162
ASGN, Inc.(a)
05/15/2028	4.625%	268,000	248,536
Staples, Inc.(a)
04/15/2026	7.500%	278,000	246,055
Uber Technologies, Inc.(a)
05/15/2025	7.500%	463,000	474,292
01/15/2028	6.250%	135,000	132,853
08/15/2029	4.500%	2,043,000	1,825,667
Total			3,564,920

6	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	614,000	578,449
Mattel, Inc.(a)
04/01/2026	3.375%	166,000	157,478
12/15/2027	5.875%	300,000	306,678
04/01/2029	3.750%	765,000	710,653
Mattel, Inc.
10/01/2040	6.200%	925,000	913,170
11/01/2041	5.450%	28,000	25,876
Newell Brands, Inc.
06/01/2025	4.875%	371,000	373,395
04/01/2046	6.000%	2,422,000	2,073,569
Prestige Brands, Inc.(a)
01/15/2028	5.125%	214,000	206,646
Spectrum Brands, Inc.
07/15/2025	5.750%	136,000	135,879
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	247,000	203,375
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	318,000	258,014
Total			5,943,182
Diversified Manufacturing 1.0%
Carrier Global Corp.
04/05/2050	3.577%	15,017,000	11,934,108
Gates Global LLC/Co.(a)
01/15/2026	6.250%	876,000	852,477
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	5,680,000	5,602,835
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	5.159%	7,810,000	7,333,226
Madison IAQ LLC(a)
06/30/2028	4.125%	741,000	656,230
06/30/2029	5.875%	587,000	456,706
Resideo Funding, Inc.(a)
09/01/2029	4.000%	385,000	327,454
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	229,000	219,663
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	1,091,000	1,128,548
06/15/2028	7.250%	233,000	242,997
Total			28,754,244
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.2%
AEP Texas, Inc.
01/15/2050	3.450%	4,500,000	3,621,286
Appalachian Power Co.
05/15/2044	4.400%	4,045,000	3,680,504
Calpine Corp.(a)
02/15/2028	4.500%	520,000	504,037
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	1,016,000	890,982
01/15/2032	3.750%	193,000	164,525
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	7,152,745
Emera US Finance LP
06/15/2046	4.750%	7,655,000	7,087,992
Eversource Energy
08/15/2030	1.650%	2,780,000	2,306,476
Georgia Power Co.
03/15/2042	4.300%	4,320,000	3,981,747
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	135,000	112,800
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	988,000	978,379
NRG Energy, Inc.
01/15/2028	5.750%	15,000	14,447
NRG Energy, Inc.(a)
02/15/2029	3.375%	182,000	157,258
06/15/2029	5.250%	768,000	720,980
02/15/2031	3.625%	1,894,000	1,605,857
02/15/2032	3.875%	6,663,000	5,680,833
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,245,000	8,475,312
PacifiCorp
02/15/2050	4.150%	2,080,000	1,964,219
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	121,726
PG&E Corp.
07/01/2028	5.000%	80,000	72,998
Southern Co. (The)
07/01/2046	4.400%	2,083,000	1,935,431
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	494,000	459,439
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	68,860
02/15/2027	5.625%	209,000	209,589
07/31/2027	5.000%	712,000	701,640
05/01/2029	4.375%	2,677,000	2,469,720

Columbia Total Return Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc.
12/01/2029	2.600%	1,414,000	1,277,739
06/01/2030	3.400%	8,245,000	7,860,283
Total			64,277,804
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	852,000	826,766
12/15/2026	5.125%	274,000	275,712
08/01/2028	4.000%	343,000	309,311
09/01/2028	3.500%	299,000	270,513
06/15/2029	4.750%	504,000	462,959
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,375,000	1,272,173
Total			3,417,434
Finance Companies 0.3%
Navient Corp.
01/25/2023	5.500%	151,000	151,789
06/25/2025	6.750%	79,000	77,140
06/15/2026	6.750%	579,000	551,281
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	618,000	559,400
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,049,000	1,750,306
03/01/2031	3.875%	975,000	804,062
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	5,070,000	4,102,131
Springleaf Finance Corp.
03/15/2024	6.125%	502,000	497,096
03/15/2025	6.875%	181,000	178,726
Total			8,671,931
Food and Beverage 2.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	13,543,000	13,624,583
Bacardi Ltd.(a)
05/15/2048	5.300%	10,245,000	9,928,142
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,497,388
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	720,000	747,921
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,199,000	1,071,336
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	967,676
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	223,000	216,872
12/01/2031	3.750%	362,000	305,079
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/01/2046	4.375%	17,889,000	15,756,619
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	422,000	394,417
01/31/2032	4.375%	421,000	397,825
MHP SE(a)
05/10/2024	7.750%	581,000	250,572
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	491,000	491,152
04/15/2031	4.250%	1,786,000	1,598,856
03/01/2032	3.500%	9,274,000	7,828,429
Post Holdings, Inc.(a)
03/01/2027	5.750%	293,000	293,116
04/15/2030	4.625%	624,000	558,560
09/15/2031	4.500%	864,000	772,627
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	450,000	389,113
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	517,000	469,681
US Foods, Inc.(a)
04/15/2025	6.250%	379,000	386,021
02/15/2029	4.750%	585,000	549,090
06/01/2030	4.625%	328,000	300,737
Total			59,795,812
Gaming 0.3%
Boyd Gaming Corp.
12/01/2027	4.750%	332,000	319,466
Boyd Gaming Corp.(a)
06/15/2031	4.750%	497,000	457,577
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,374,000	1,164,282
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	501,000	500,965
07/01/2025	6.250%	1,369,000	1,367,255
07/01/2027	8.125%	435,000	435,517
International Game Technology PLC(a)
02/15/2025	6.500%	382,000	389,889
04/15/2026	4.125%	352,000	336,002
MGM Resorts International
05/01/2025	6.750%	2,000,000	2,030,560
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	408,000	372,423
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	373,000	310,238
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	680,000	610,391

8	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
07/01/2025	8.625%	122,000	126,739
05/15/2028	7.000%	88,000	89,361
11/15/2029	7.250%	406,000	414,005
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	137,000	134,831
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	175,000	174,865
10/01/2029	5.125%	165,000	143,982
Total			9,378,348
Health Care 1.2%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	195,000	192,907
04/15/2029	5.000%	669,000	646,624
AdaptHealth LLC(a)
08/01/2029	4.625%	138,000	123,049
03/01/2030	5.125%	686,000	630,381
Avantor Funding, Inc.(a)
07/15/2028	4.625%	326,000	314,340
11/01/2029	3.875%	858,000	791,343
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	106,000	93,952
04/01/2030	3.500%	257,000	229,885
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	224,000	222,935
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	28,000	27,362
03/15/2029	3.750%	215,000	199,166
03/15/2031	4.000%	185,000	170,420
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	264,000	252,057
03/15/2027	5.625%	87,000	77,321
04/15/2029	6.875%	422,000	234,604
05/15/2030	5.250%	1,150,000	966,023
02/15/2031	4.750%	307,000	247,307
CVS Health Corp.
03/25/2048	5.050%	3,100,000	3,140,305
Encompass Health Corp.
02/01/2028	4.500%	422,000	390,271
HCA, Inc.
02/01/2025	5.375%	856,000	874,935
HCA, Inc.(a)
03/15/2052	4.625%	21,130,000	18,392,255
Hologic, Inc.(a)
02/15/2029	3.250%	170,000	154,366
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	281,000	265,348
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(a)
10/15/2026	5.000%	653,000	654,174
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	135,000	121,884
10/01/2029	5.250%	193,000	174,374
Owens & Minor, Inc.(a)
04/01/2030	6.625%	416,000	416,344
Radiology Partners, Inc.(a)
02/01/2028	9.250%	125,000	91,851
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	281,000	253,132
Select Medical Corp.(a)
08/15/2026	6.250%	1,178,000	1,178,683
Syneos Health, Inc.(a)
01/15/2029	3.625%	107,000	95,795
Tenet Healthcare Corp.
07/15/2024	4.625%	341,000	340,587
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	220,000	216,718
02/01/2027	6.250%	389,000	392,809
11/01/2027	5.125%	521,000	513,314
06/15/2028	4.625%	69,000	65,359
10/01/2028	6.125%	605,000	589,538
06/01/2029	4.250%	84,000	78,153
01/15/2030	4.375%	633,000	589,858
Total			34,409,729
Healthcare Insurance 0.2%
Centene Corp.
12/15/2029	4.625%	616,000	607,762
10/15/2030	3.000%	506,000	451,838
08/01/2031	2.625%	4,372,000	3,744,817
Total			4,804,417
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	277,000	281,394
Meritage Homes Corp.(a)
04/15/2029	3.875%	2,684,000	2,402,947
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	70,000	58,522
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	81,368
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	284,000	288,527
Total			3,112,758

Columbia Total Return Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.4%
Apache Corp.
01/15/2030	4.250%	786,000	758,055
09/01/2040	5.100%	1,419,000	1,265,404
02/01/2042	5.250%	227,000	197,491
04/15/2043	4.750%	246,000	201,473
01/15/2044	4.250%	193,000	149,849
Callon Petroleum Co.
07/01/2026	6.375%	812,000	780,279
Callon Petroleum Co.(a)
08/01/2028	8.000%	215,000	217,361
CNX Resources Corp.(a)
03/14/2027	7.250%	311,000	314,875
01/15/2029	6.000%	305,000	296,503
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	902,000	824,438
Comstock Resources, Inc.(a)
03/01/2029	6.750%	191,000	189,067
01/15/2030	5.875%	286,000	268,927
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	648,000	646,603
05/01/2029	5.000%	223,000	207,203
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	213,000	215,090
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	21,309
02/01/2029	5.750%	264,000	240,025
04/15/2030	6.000%	300,000	274,988
02/01/2031	6.000%	282,000	258,184
04/15/2032	6.250%	334,000	303,027
Matador Resources Co.
09/15/2026	5.875%	422,000	428,686
Occidental Petroleum Corp.
07/15/2025	8.000%	213,000	234,443
09/01/2030	6.625%	896,000	994,016
01/01/2031	6.125%	3,429,000	3,673,372
09/15/2036	6.450%	9,723,000	10,809,735
03/15/2040	6.200%	672,000	688,466
03/15/2046	6.600%	12,797,000	14,142,814
Southwestern Energy Co.
02/01/2029	5.375%	144,000	140,773
02/01/2032	4.750%	1,327,000	1,237,928
Total			39,980,384
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	2,315,000	1,857,707
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lukoil International Finance BV(a)
04/24/2023	4.563%	971,000	687,132
Total			2,544,839
Leisure 0.3%
Carnival Corp.(a)
03/01/2026	7.625%	862,000	741,666
03/01/2027	5.750%	1,610,000	1,276,001
08/01/2028	4.000%	623,000	543,018
05/01/2029	6.000%	521,000	401,061
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	651,000	655,713
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	334,000	330,070
Cinemark USA, Inc.(a)
05/01/2025	8.750%	93,000	97,148
03/15/2026	5.875%	468,000	449,459
07/15/2028	5.250%	417,000	371,046
NCL Corp., Ltd.(a)
03/15/2026	5.875%	217,000	177,810
02/15/2029	7.750%	104,000	83,346
NCL Finance Ltd.(a)
03/15/2028	6.125%	113,000	87,469
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	2,500,000	2,482,476
03/15/2028	3.700%	330,000	229,762
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	98,000	99,488
07/01/2026	4.250%	293,000	225,504
08/31/2026	5.500%	657,000	526,212
07/15/2027	5.375%	266,000	205,225
04/01/2028	5.500%	872,000	656,644
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	491,000	484,389
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	31,000	31,872
VOC Escrow Ltd.(a)
02/15/2028	5.000%	34,000	30,252
Total			10,185,631
Life Insurance 0.2%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
12/01/2061	3.200%	2,595,000	1,857,969
10/15/2070	3.729%	1,556,000	1,178,465
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,105,132

10	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	205,000	205,187
Total			5,346,753
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	61,188
05/01/2028	5.750%	67,000	67,665
02/15/2032	3.625%	253,000	218,212
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	188,000	163,213
Travel + Leisure Co.
04/01/2024	5.650%	1,514,000	1,517,980
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	312,000	288,660
Total			2,316,918
Media and Entertainment 1.0%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	548,000	520,600
Clear Channel International BV(a)
08/01/2025	6.625%	289,000	285,905
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	716,000	576,751
06/01/2029	7.500%	1,217,000	988,622
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	452,000	419,630
iHeartCommunications, Inc.
05/01/2026	6.375%	516,634	502,425
05/01/2027	8.375%	670,507	599,675
iHeartCommunications, Inc.(a)
01/15/2028	4.750%	846,000	760,709
Magallanes, Inc.(a)
03/15/2062	5.391%	19,657,000	17,238,728
Netflix, Inc.
04/15/2028	4.875%	546,000	541,543
11/15/2028	5.875%	749,000	773,094
05/15/2029	6.375%	525,000	560,577
Netflix, Inc.(a)
11/15/2029	5.375%	167,000	168,213
06/15/2030	4.875%	3,306,000	3,243,239
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	180,000	169,234
01/15/2029	4.250%	139,000	119,475
03/15/2030	4.625%	97,000	82,393
Playtika Holding Corp.(a)
03/15/2029	4.250%	275,000	246,104
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roblox Corp.(a)
05/01/2030	3.875%	413,000	364,072
Univision Communications, Inc.(a)
05/01/2029	4.500%	243,000	219,856
Total			28,380,845
Metals and Mining 0.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	108,000	93,579
10/01/2031	5.125%	777,000	649,152
Commercial Metals Co.
02/15/2031	3.875%	60,000	50,574
Constellium NV(a)
02/15/2026	5.875%	614,000	596,672
Constellium SE(a)
06/15/2028	5.625%	646,000	581,974
04/15/2029	3.750%	1,309,000	1,116,241
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	441,000	342,987
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	83,000	72,589
06/01/2031	4.500%	1,407,000	1,130,049
Novelis Corp.(a)
11/15/2026	3.250%	256,000	238,395
01/30/2030	4.750%	554,000	512,353
08/15/2031	3.875%	309,000	267,507
Total			5,652,072
Midstream 1.9%
Cheniere Energy Partners LP
10/01/2029	4.500%	264,000	253,044
03/01/2031	4.000%	409,000	378,867
01/31/2032	3.250%	1,124,000	979,769
Cheniere Energy, Inc.
10/15/2028	4.625%	399,000	389,073
CNX Midstream Partners LP(a)
04/15/2030	4.750%	451,000	386,800
DCP Midstream Operating LP
03/15/2023	3.875%	48,000	48,026
05/15/2029	5.125%	326,000	322,585
04/01/2044	5.600%	117,000	101,919
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	96,000	91,549
DT Midstream, Inc.(a)
06/15/2029	4.125%	315,000	290,181
06/15/2031	4.375%	626,000	565,631
Enterprise Products Operating LLC
03/15/2044	4.850%	1,103,000	1,063,384
01/31/2060	3.950%	3,114,000	2,601,760

Columbia Total Return Bond Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	106,000	106,223
07/01/2027	6.500%	281,000	280,851
01/15/2029	4.500%	315,000	281,929
01/15/2031	4.750%	2,619,000	2,372,115
EQM Midstream Partners LP
07/15/2048	6.500%	6,172,000	5,186,481
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	3,287,255
Hess Midstream Operations LP(a)
02/15/2030	4.250%	202,000	179,431
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	246,000	243,609
02/01/2028	5.000%	486,000	453,416
ITT Holdings LLC(a)
08/01/2029	6.500%	324,000	278,811
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	340,000	315,947
Kinder Morgan, Inc.
02/15/2046	5.050%	8,970,000	8,376,631
NuStar Logistics LP
10/01/2025	5.750%	832,000	808,557
06/01/2026	6.000%	191,000	187,985
04/28/2027	5.625%	111,000	106,283
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	11,015,000	8,967,129
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	124,000	123,093
Sunoco LP/Finance Corp.
04/15/2027	6.000%	239,000	237,964
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	388,000	382,609
01/15/2029	6.875%	43,000	44,436
03/01/2030	5.500%	734,000	725,769
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	403,000	343,781
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	1,179,000	1,091,810
08/15/2031	4.125%	3,380,000	3,123,802
11/01/2033	3.875%	6,510,000	5,680,494
Williams Companies, Inc. (The)
09/15/2045	5.100%	2,916,000	2,830,229
10/15/2051	3.500%	2,924,000	2,293,911
Total			55,783,139
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.4%
NiSource, Inc.
05/01/2030	3.600%	3,435,000	3,269,209
02/15/2043	5.250%	535,000	536,103
05/15/2047	4.375%	8,669,000	8,015,270
Total			11,820,582
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	67,000	60,561
Nabors Industries Ltd.(a)
01/15/2026	7.250%	164,000	149,130
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	45,052	43,022
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	28,905	27,036
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	473,070	452,425
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	103,000	96,484
Total			828,658
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	224,000	190,512
Other REIT 0.1%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	555,000	493,040
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	531,000	501,504
02/01/2027	4.250%	372,000	331,910
06/15/2029	4.750%	1,761,000	1,505,610
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	256,000	251,115
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	311,000	286,439
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	156,000	143,223
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	219,000	205,474
09/15/2029	4.000%	241,000	213,601
Service Properties Trust
03/15/2024	4.650%	147,000	134,217
Total			4,066,133

12	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	632,000	650,086
09/01/2029	4.000%	1,215,000	1,051,127
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,004,000	906,396
08/15/2027	5.250%	383,000	291,500
08/15/2027	5.250%	204,000	158,930
Berry Global, Inc.
01/15/2026	1.570%	4,500,000	4,098,240
BWAY Holding Co.(a)
04/15/2024	5.500%	199,000	197,843
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	147,000	131,898
Canpack SA/US LLC(a)
11/15/2029	3.875%	755,000	615,325
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	799,000	788,610
08/15/2027	8.500%	373,000	362,388
Total			9,252,343
Pharmaceuticals 0.4%
AbbVie, Inc.
06/15/2044	4.850%	2,170,000	2,198,417
11/14/2048	4.875%	1,748,000	1,770,727
11/21/2049	4.250%	3,520,000	3,304,001
Amgen, Inc.
02/22/2062	4.400%	2,281,000	2,129,549
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	167,000	149,765
04/01/2026	9.250%	328,000	229,364
02/01/2027	6.125%	462,000	393,968
08/15/2027	5.750%	409,000	340,422
06/01/2028	4.875%	150,000	119,814
02/15/2031	5.250%	352,000	180,410
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	220,000	15,435
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	337,000	299,286
Organon Finance 1 LLC(a)
04/30/2028	4.125%	901,000	854,918
04/30/2031	5.125%	745,000	697,958
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	62,000	50,124
Total			12,734,158
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.4%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	472,000	440,826
10/15/2027	6.750%	786,000	745,827
11/01/2029	5.875%	1,030,000	897,149
AssuredPartners, Inc.(a)
08/15/2025	7.000%	719,000	709,467
01/15/2029	5.625%	517,000	459,973
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	9,032,000	8,181,511
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	683,000	590,516
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	183,451
HUB International Ltd.(a)
12/01/2029	5.625%	576,000	517,120
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	192,000	171,959
USI, Inc.(a)
05/01/2025	6.875%	65,000	63,629
Total			12,961,428
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	755,000	764,061
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	636,000	520,151
IRB Holding Corp.(a)
06/15/2025	7.000%	1,015,000	1,034,832
Papa John’s International, Inc.(a)
09/15/2029	3.875%	127,000	111,788
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	198,890
04/01/2032	5.375%	507,000	500,403
Total			3,130,125
Retailers 0.3%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	131,000	115,889
02/15/2032	5.000%	131,000	114,569
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	136,873
L Brands, Inc.(a)
07/01/2025	9.375%	28,000	29,523
10/01/2030	6.625%	187,000	181,058
L Brands, Inc.
06/15/2029	7.500%	63,000	62,561
11/01/2035	6.875%	135,000	123,999

Columbia Total Return Bond Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	254,000	213,823
Lowe’s Companies, Inc.
10/15/2050	3.000%	4,490,000	3,301,475
04/01/2062	4.450%	4,219,000	3,813,092
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	406,000	384,570
02/15/2029	7.750%	636,000	613,112
Total			9,090,544
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	76,000	78,701
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	841,000	781,215
01/15/2027	4.625%	688,000	653,024
Total			1,512,940
Technology 2.0%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	181,000	167,583
Block, Inc.
06/01/2026	2.750%	151,000	140,966
06/01/2031	3.500%	214,000	185,678
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	63,000	62,347
Broadcom, Inc.(a)
04/15/2034	3.469%	10,850,000	9,284,011
11/15/2036	3.187%	4,079,000	3,265,550
Camelot Finance SA(a)
11/01/2026	4.500%	127,000	121,553
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	252,000	229,438
07/01/2029	4.875%	596,000	527,490
CommScope Technologies LLC(a)
06/15/2025	6.000%	99,000	91,575
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	712,000	629,952
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	182,000	168,813
Entegris Escrow Corp.(a)
04/15/2029	4.750%	236,000	227,607
06/15/2030	5.950%	834,000	826,660
Gartner, Inc.(a)
07/01/2028	4.500%	137,000	132,388
06/15/2029	3.625%	3,326,000	3,038,480
10/01/2030	3.750%	8,044,000	7,417,395
HealthEquity, Inc.(a)
10/01/2029	4.500%	669,000	620,863
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	466,000	370,472
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	413,000	335,006
Iron Mountain, Inc.(a)
07/15/2028	5.000%	140,000	133,207
09/15/2029	4.875%	42,000	38,646
07/15/2030	5.250%	517,000	481,828
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,160,000	851,885
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	991,000	897,016
NCR Corp.(a)
09/01/2027	5.750%	91,000	88,837
10/01/2028	5.000%	344,000	329,600
04/15/2029	5.125%	594,000	570,890
09/01/2029	6.125%	184,000	179,541
10/01/2030	5.250%	203,000	194,683
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	204,000	199,885
07/15/2029	4.500%	373,000	352,696
07/15/2031	4.750%	466,000	443,019
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	994,336
01/15/2033	5.000%	3,969,000	4,039,956
02/15/2042	3.125%	2,907,000	2,190,815
Oracle Corp.
04/01/2050	3.600%	14,840,000	10,798,708
03/25/2061	4.100%	2,769,000	2,068,144
Plantronics, Inc.(a)
03/01/2029	4.750%	942,000	950,059
PTC, Inc.(a)
02/15/2025	3.625%	149,000	145,102
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	73,000	74,259
09/01/2025	7.375%	100,000	99,157
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	244,000	228,934
Switch Ltd.(a)
09/15/2028	3.750%	125,000	124,982
06/15/2029	4.125%	295,000	298,264
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	192,000	191,402
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	2,050,000	1,406,719
Verscend Escrow Corp.(a)
08/15/2026	9.750%	497,000	500,231

14	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	240,000	214,807
Total			56,931,435
Wireless 0.8%
Altice France Holding SA(a)
02/15/2028	6.000%	559,000	437,287
Altice France SA(a)
02/01/2027	8.125%	85,000	83,942
01/15/2028	5.500%	830,000	729,302
07/15/2029	5.125%	881,000	753,972
10/15/2029	5.500%	537,000	463,937
American Tower Corp.
08/15/2029	3.800%	7,011,000	6,699,389
06/15/2030	2.100%	1,950,000	1,634,810
SBA Communications Corp.
02/15/2027	3.875%	375,000	357,760
02/01/2029	3.125%	576,000	504,204
Sprint Capital Corp.
03/15/2032	8.750%	209,000	270,359
Sprint Corp.
06/15/2024	7.125%	669,000	700,697
02/15/2025	7.625%	741,000	791,135
T-Mobile USA, Inc.
02/15/2031	2.875%	2,124,000	1,879,332
04/15/2031	3.500%	5,198,000	4,806,185
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,220,000	1,071,338
07/15/2031	4.750%	777,000	709,797
Total			21,893,446
Wirelines 0.3%
AT&T, Inc.
12/01/2057	3.800%	7,107,000	5,758,847
CenturyLink, Inc.
12/01/2023	6.750%	772,000	784,045
04/01/2025	5.625%	355,000	353,827
CenturyLink, Inc.(a)
12/15/2026	5.125%	221,000	201,234
02/15/2027	4.000%	227,000	210,741
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	470,000	411,665
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	294,000	312,113
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SAS(a)
10/15/2026	6.500%	630,000	604,563
10/15/2028	7.000%	1,298,000	1,246,746
Total			9,883,781
Total Corporate Bonds & Notes (Cost $956,086,382)			829,537,734

Foreign Government Obligations(m) 2.6%

Belarus 0.0%
Republic of Belarus International Bond(a),(j)
02/28/2023	0.000%	660,000	113,679
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	75,000	73,101
06/01/2027	5.250%	445,000	426,543
05/15/2029	4.250%	441,000	382,793
Total			882,437
Colombia 0.5%
Colombia Government International Bond
04/15/2031	3.125%	3,793,000	2,995,828
04/22/2032	3.250%	2,860,000	2,227,719
02/26/2044	5.625%	775,000	602,026
06/15/2045	5.000%	3,000,000	2,177,167
05/15/2049	5.200%	4,442,000	3,267,862
Ecopetrol SA
04/29/2030	6.875%	4,400,000	4,199,375
Total			15,469,977
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	775,018
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	4,255,000	2,622,997
01/31/2047	8.500%	1,015,000	587,543
Total			3,210,540
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	2,027,453
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	342,000	343,763
05/15/2030	5.450%	1,700,000	1,622,788
Total			1,966,551

Columbia Total Return Bond Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	2,801,000	2,278,579
Mexico 0.7%
Petroleos Mexicanos
09/21/2047	6.750%	14,016,000	9,503,695
01/23/2050	7.690%	6,500,000	4,745,275
01/28/2060	6.950%	11,185,000	7,584,409
Total			21,833,379
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,465,000	2,366,542
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	2,400,000	2,549,519
Qatar Petroleum(a)
07/12/2031	2.250%	5,762,000	5,106,572
Total			7,656,091
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	523,210
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	2,550,000	2,592,460
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2029	4.850%	2,300,000	2,108,566
09/30/2049	5.750%	3,152,000	2,394,124
Total			4,502,690
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%	800,000	153,882
United Arab Emirates 0.3%
DP World Ltd.(a)
09/25/2048	5.625%	3,620,000	3,462,413
DP World PLC(a)
07/02/2037	6.850%	3,540,000	3,892,304
Total			7,354,717
Total Foreign Government Obligations (Cost $93,650,008)			73,707,205

Municipal Bonds 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.2%
City of New York
Unlimited General Obligation Bonds
Series 2021A-1
08/01/2047	5.000%	5,100,000	5,717,953
Municipal Power 0.1%
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2021B
07/01/2051	5.000%	2,605,000	2,965,914
Special Non Property Tax 0.3%
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020
03/15/2050	5.000%	8,250,000	9,134,345
Total Municipal Bonds (Cost $17,240,707)			17,818,212

Residential Mortgage-Backed Securities - Agency 22.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	74,986	76,566
04/01/2043- 05/01/2052	3.000%	25,896,547	25,284,291
11/01/2043- 12/01/2046	3.500%	12,651,314	12,805,298
12/01/2051	2.500%	24,104,291	22,578,784
Federal Home Loan Mortgage Corp.(n)
09/01/2049	3.000%	5,058,020	4,901,255
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	3.901%	247,362	34,277
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	4.051%	663,874	138,636
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	0.785%	756,631	34,170

16	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	3.791%	12,058,968	1,859,420
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	3.791%	5,410,895	967,116
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	4.051%	929,451	113,837
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.971%	439,005	57,734
Federal Home Loan Mortgage Corp.(g)
CMO Series 4176 Class BI
03/15/2043	3.500%	814,869	114,654
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 5187 Class IK
01/25/2052	3.000%	23,374,713	4,947,094
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	2.665%	2,566	2,549
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	4.055%	49,382	49,320
Federal National Mortgage Association
03/01/2043- 04/01/2052	3.000%	44,510,364	43,473,095
06/01/2045- 05/01/2052	3.500%	33,194,758	33,268,186
09/01/2048	4.000%	1,060,952	1,081,206
07/01/2050- 08/01/2050	2.000%	12,016,446	10,879,606
CMO Series 2017-72 Class B
09/25/2047	3.000%	5,555,672	5,404,098
Federal National Mortgage Association(n)
08/01/2043- 02/01/2048	4.000%	10,555,842	10,838,915
04/01/2049- 11/01/2051	3.000%	37,453,019	36,414,783
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(g)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.641%	2,186,789	299,462
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.891%	1,316,692	214,009
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.741%	970,982	135,125
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.741%	4,177,573	651,846
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.741%	9,716,539	1,489,238
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	3.891%	4,982,390	827,884
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	3.841%	4,126,995	657,275
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.891%	3,679,852	655,794
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.891%	7,229,167	1,346,145
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.941%	5,108,435	935,567

Columbia Total Return Bond Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.941%	3,673,959	640,586
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.891%	7,289,263	1,120,037
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.791%	17,575,791	2,614,198
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	3.791%	10,932,666	1,710,165
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	3.791%	9,304,882	1,784,593
Federal National Mortgage Association(g)
CMO Series 2020-76 Class EI
11/25/2050	2.500%	14,222,815	2,234,077
CMO Series 2021-3 Class TI
02/25/2051	2.500%	48,505,468	8,335,068
Freddie Mac REMICS(g)
CMO Series 5123 Class IG
08/25/2048	2.500%	15,227,629	2,171,233
CMO Series 5152 Class XI
11/25/2050	2.500%	42,342,581	6,063,843
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	6.964%	5,000,000	3,870,396
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	1.625%	3,878	3,891
Government National Mortgage Association
12/15/2038- 01/15/2039	6.000%	35,070	38,046
02/15/2039	5.500%	16,399	17,458
10/15/2040- 04/15/2041	4.000%	454,410	472,297
Government National Mortgage Association(n)
04/20/2048	4.500%	4,085,629	4,217,488
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,897,828	402,911
CMO Series 2020-175 Class KI
11/20/2050	2.500%	26,486,333	3,807,527
CMO Series 2020-191 Class UG
12/20/2050	3.500%	18,382,122	3,071,546
CMO Series 2021-119 Class QI
07/20/2051	3.000%	23,063,093	3,432,644
CMO Series 2021-16 Class KI
01/20/2051	2.500%	23,340,917	3,634,160
CMO Series 2021-89 Class IO
05/20/2051	3.000%	25,115,158	3,795,001
CMO Series 2021-9 Class MI
01/20/2051	2.500%	20,827,762	2,569,877
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	15,315,664	2,057,989
Government National Mortgage Association(b),(g)
CMO Series 2017-130 Class GS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.074%	9,853,711	1,875,128
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.074%	4,921,725	710,793
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	4.074%	6,432,210	904,104
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.074%	2,635,724	353,710
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	4.024%	3,864,501	527,108
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.074%	3,693,418	475,394

18	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.074%	4,616,964	633,244
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	4.124%	5,823,572	724,159
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	4.074%	4,670,183	614,222
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	4.024%	3,354,402	428,453
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	4.074%	9,115,121	1,240,416
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.024%	7,766,133	1,042,560
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.074%	4,834,973	617,522
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.074%	6,074,249	725,335
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.074%	4,700,960	611,675
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	3.874%	7,326,987	1,006,086
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	4.024%	5,337,388	739,096
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	4.024%	5,908,267	792,755
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	3.924%	5,805,229	749,258
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	4.024%	5,165,941	735,012
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	4.024%	8,387,927	1,121,611
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	3.924%	3,865,659	510,183
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	4.024%	7,149,074	961,395
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	3.995%	26,689,441	4,588,446
Government National Mortgage Association TBA(k)
08/18/2052	4.000%	96,000,000	97,087,500
Uniform Mortgage-Backed Security TBA(k)
08/16/2037	2.000%	18,000,000	17,141,227
08/16/2037	2.500%	27,000,000	26,306,016
08/16/2037- 08/11/2052	3.000%	86,500,000	84,348,437
08/11/2052	3.500%	45,750,000	45,334,550
08/11/2052	4.000%	77,000,000	77,439,141
Total Residential Mortgage-Backed Securities - Agency (Cost $648,173,840)			650,946,802

Columbia Total Return Bond Fund | First Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 30.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	8,712,811	8,122,735
American Mortgage Trust(c),(e),(f)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	35	21
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	4,725,053
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	5.609%	971,664	974,093
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	4.009%	713,941	711,584
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	4.259%	5,250,000	5,188,583
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	5.359%	10,964,000	10,704,476
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	4.124%	3,727,000	3,718,566
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	5.109%	1,785,754	1,775,454
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	5.859%	4,982,482	5,020,397
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	2.085%	8,000,000	7,454,015
Subordinated CMO Series 2018-3A Class B1
1-month USD LIBOR + 3.900% Floor 3.900% 10/25/2028	5.524%	6,000,000	5,749,279
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	335,895	324,940
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	1,700,000	1,581,115
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(e)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.976%	12,059,873	12,059,873
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	3.126%	15,300,000	15,300,000
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	10,000,000	10,000,000
CMO Series 2021-CRT3 Class M3
30-day Average SOFR + 3.150% Floor 3.150% 01/10/2031	3.188%	1,116,884	1,116,884
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	12,715,212	12,410,047
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.009%	6,600,000	6,539,039
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	3.449%	4,318,399	4,199,783
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	5,114,228	4,888,278
COLT Mortgage Loan Trust(a),(f)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	7,941,804	6,829,459
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	4,952,773
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	6,486,045
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	4.409%	5,663,917	5,516,125
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	3.414%	15,000,000	13,633,169
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	7.514%	19,800,000	17,336,017

20	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	6.014%	10,000,000	9,513,741
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	2,015,893	1,929,161
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.433%	15,056,986	14,686,815
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	6,947,036
CMO Series 2021-4 Class A1
11/25/2066	1.931%	6,985,465	6,248,917
CMO Series 2021-4 Class A3
11/25/2066	2.239%	7,247,420	6,339,680
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 4.000% Floor 4.000% 11/25/2028	5.624%	3,000,000	2,939,248
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	3.324%	1,376,515	1,366,154
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	3.074%	15,300,000	15,194,956
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,412,330
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	5.409%	540,321	541,095
FMC GMSR Issuer Trust(a),(f)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	9,483,303
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	6.009%	444,118	444,116
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	3.164%	4,211,677	4,113,526
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	3.764%	8,500,000	7,904,367
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	3.364%	7,900,000	7,317,641
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	6.764%	9,150,000	8,910,913
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	8.009%	7,625,000	7,954,250
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	7.014%	16,000,000	12,801,174
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
1-month USD LIBOR + 2.700% 10/25/2049	4.959%	8,625,000	8,355,075
Subordinated CMO Series 2019-FTR2 Class M2
1-month USD LIBOR + 2.150% 11/25/2048	4.409%	7,000,000	6,724,789
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	4.114%	11,143,101	11,087,500
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	5.514%	8,500,000	8,179,394
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	6.264%	10,500,000	9,802,164
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(f)
Subordinated CMO Series 2022-DNA2 Class B2
02/25/2042	10.014%	8,750,000	7,995,562
GCAT LLC(a),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	9,513,170	9,155,534
GCAT Trust(a),(f)
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	3,289,098
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	5,883,848
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	7,873,469
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	3.826%	18,000,000	17,308,363
Glebe Funding Trust (The)(a),(e)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	16,674,684	16,263,027

Columbia Total Return Bond Fund | First Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	6.409%	11,162,942	11,195,831
Subordinated CMO Series 2019-1 Class B1
1-month USD LIBOR + 4.350% 05/25/2029	6.609%	7,323,000	7,026,064
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	6,362,540	6,345,746
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,900,384	3,421,353
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	5,980,636	5,591,191
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	4,922,776	4,624,496
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	9,487,616	8,583,823
Loan Revolving Advance Investment Trust(a),(b),(c),(e)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	4.721%	18,300,000	18,300,000
MFA Trust(a),(f)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,507,787
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	12,256,196
Mortgage Acquisition Trust I LLC(a),(e)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	6,171,169	6,081,494
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	3.374%	2,387,788	2,310,019
New York Mortgage Trust(a),(f)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	8,280,000	7,798,812
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,493,403	3,318,546
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.809%	1,032,766	1,029,569
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.659%	116,746	116,454
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	5.859%	3,657,535	3,649,051
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	3.564%	4,000,000	3,875,912
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	5.050%	2,568,516	2,413,683
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.109%	26,000,000	25,670,505
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.909%	38,450,000	37,977,327
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	11,078,246	10,525,731
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	13,187,917	12,489,017
CMO Series 2021-2 Class A1
03/25/2026	2.115%	5,450,640	5,163,871
CMO Series 2021-3 Class A1
04/25/2026	1.867%	15,623,261	14,661,863
CMO Series 2021-7 Class A1
08/25/2026	1.867%	7,023,471	6,619,757
CMO Series 2021-8 Class A1
09/25/2026	1.743%	5,511,912	5,121,346
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	21,713,691	20,362,418
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	9,152,411	8,614,136

22	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	5,186,597	4,861,290
PRPM LLC(a),(f)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	4,828,577	4,501,175
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	3.074%	12,340,000	12,152,748
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 12/27/2033	3.164%	6,819,068	6,766,926
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	4.214%	14,000,000	13,128,535
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	272,508	266,652
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	5,394,862	5,332,678
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,677,815
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	9,214,605	8,551,500
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	6,260,001
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,453,588	2,199,947
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	10,145,193
Stonnington Mortgage Trust(a),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	3.500%	2,445,896	2,445,896
Toorak Mortgage Corp., Ltd.(f)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,043,297	1,041,663
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	15,000,000	14,301,171
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	5.659%	4,643,744	4,645,888
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	4.859%	8,800,000	8,645,823
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	6.759%	4,800,000	4,782,552
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	10,546,608	9,907,627
VCAT LLC(a),(f)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	12,124,696	11,251,403
Vericrest Opportunity Loan Transferee CVI LLC(a),(f)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	24,518,320	23,068,505
Vericrest Opportunity Loan Transferee XCIX LLC(a),(f)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	6,069,484	5,755,434
Vericrest Opportunity Loan Transferee XCVI LLC(a),(f)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	8,040,873	7,640,989
Verus Securitization Trust(a),(f)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	12,100,065
CMO Series 2020-4 Class M1
05/25/2065	3.291%	4,000,000	3,696,746
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	327,171	326,721
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,297,887	1,986,819
CMO Series 2021-5 Class A3
09/25/2066	1.373%	4,350,837	3,753,583
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,890,075
CMO Series 2021-7 Class A3
10/25/2066	2.240%	7,242,623	6,324,579
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	2,323,630	2,158,867
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	9,472,685

Columbia Total Return Bond Fund | First Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(f)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,282,911	1,242,309
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	8,571,226	8,027,865
CMO Series 2021-1R Class A2
05/25/2056	1.484%	2,714,296	2,542,631
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $949,940,127)			898,790,403

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(o)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	6.063%	522,375	500,827
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	6.122%	382,797	327,292
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	10.122%	32,969	27,302
Total			354,594
Consumer Products 0.1%
SWF Holdings I Corp.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	6.162%	1,047,375	873,249
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(o)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	714,555	653,518
Technology 0.1%
Ascend Learning LLC(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	5.872%	565,160	533,901
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	8.122%	338,000	297,440
DCert Buyer, Inc.(b),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	9.372%	404,000	378,415
Epicore Software Corp.(b),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	10.122%	106,000	104,198
UKG, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	5.535%	339,120	328,258
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	7.535%	657,000	627,671
Total			2,269,883
Total Senior Loans (Cost $5,069,233)			4,652,071

U.S. Treasury Obligations 3.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2025	0.375%	25,000,000	23,369,141
06/30/2025	2.750%	20,000,000	19,956,250
08/15/2027	2.250%	6,872,500	6,716,258
05/15/2029	2.375%	5,000,000	4,893,750
05/15/2031	1.625%	15,000,000	13,804,687
05/15/2040	1.125%	19,000,000	13,561,250
08/15/2048	3.000%	4,590,000	4,429,350
05/15/2049	2.875%	20,150,000	19,214,914
08/15/2049	2.250%	10,000,000	8,398,438
Total U.S. Treasury Obligations (Cost $128,681,166)			114,344,038

Options Purchased Calls 1.3%
Value ($)
(Cost $26,746,147)	36,762,247

24	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.712%(p),(q)	116,512,146	116,453,890
Total Money Market Funds (Cost $116,442,721)		116,453,890
Total Investments in Securities (Cost: $3,439,894,206)		3,207,772,514
Other Assets & Liabilities, Net		(299,083,172)
Net Assets		2,908,689,342
At July 31, 2022, securities and/or cash totaling $58,691,517 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,490,000 EUR	4,742,634 USD	UBS	08/08/2022	151,672	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	250	09/2022	GBP	29,545,000	691,182	—
Long Gilt	1,029	09/2022	GBP	121,607,220	—	(639,950)
U.S. Treasury 10-Year Note	5,442	09/2022	USD	659,247,281	15,585,271	—
U.S. Ultra Treasury Bond	1,118	09/2022	USD	176,993,375	—	(300,181)
Total					16,276,453	(940,131)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(1,035)	09/2022	EUR	(163,157,400)	—	(8,367,456)
Japanese 10-Year Government Bond	(90)	09/2022	JPY	(13,545,900,000)	—	(2,438,893)
U.S. Treasury 5-Year Note	(3,621)	09/2022	USD	(411,803,885)	—	(3,235,191)
Total					—	(14,041,540)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	81,730,000	81,730,000	2.25	04/27/2023	1,961,520	1,893,635
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	162,420,000	162,420,000	2.50	05/12/2023	4,856,358	5,645,541
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	110,230,000	110,230,000	2.25	05/26/2023	2,259,715	2,719,804
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	162,100,000	162,100,000	2.90	06/21/2023	5,276,355	9,608,980
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	162,300,000	162,300,000	2.75	06/26/2023	5,270,692	8,171,091
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,310,000	60,310,000	2.75	07/11/2023	2,110,850	3,077,655
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	162,420,000	162,420,000	2.50	05/12/2023	5,010,657	5,645,541
Total							26,746,147	36,762,247

Columbia Total Return Bond Fund | First Quarter Report 2022	25

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	1,257,736	(3,333)	329,427	—	924,976	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	222,860	(708)	58,534	—	163,618	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	157,217	(417)	58,905	—	97,895	—
Total							1,637,813	(4,458)	446,866	—	1,186,489	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	318,190,939	5,801,147	—	—	5,801,147	—
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	16,391,441	(16,420)	—	—	—	(16,420)
Total							5,784,727	—	—	5,801,147	(16,420)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.603	USD	4,000,000	(628,868)	1,667	—	(882,703)	255,502	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.603	USD	5,000,000	(786,085)	2,083	—	(602,465)	—	(181,537)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.603	USD	7,000,000	(1,100,519)	2,917	—	(847,540)	—	(250,062)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	7.603	USD	7,500,000	(1,179,127)	3,125	—	(854,912)	—	(321,090)
Markit CMBX North America Index, Series 12 BBB-	Goldman Sachs International	08/17/2061	3.000	Monthly	6.109	USD	6,500,000	(945,841)	2,708	—	(352,234)	—	(590,899)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	6.125	USD	3,800,000	(634,125)	1,583	—	(310,544)	—	(321,998)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	7.603	USD	5,000,000	(786,085)	2,083	—	(1,092,682)	308,680	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	7.603	USD	5,000,000	(786,085)	2,083	—	(846,429)	62,427	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	7.603	USD	5,000,000	(786,085)	2,083	—	(815,060)	31,058	—
26	Columbia Total Return Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	7.603	USD	6,000,000	(943,302)	2,500	—	(946,483)	5,681	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.603	USD	7,000,000	(1,100,519)	2,917	—	(1,525,356)	427,754	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.603	USD	5,000,000	(786,084)	2,083	—	(988,910)	204,909	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.603	USD	3,000,000	(471,651)	1,250	—	(575,803)	105,402	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.603	USD	7,000,000	(1,100,519)	2,917	—	(1,141,083)	43,481	—
Total								(12,034,895)	31,999	—	(11,782,204)	1,444,894	(1,665,586)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $1,659,621,955, which represents 57.06% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2022.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2022, the total value of these securities amounted to $35,260,867, which represents 1.21% of total net assets.
(d)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of July 31, 2022 and is not reflective of the cash flow payments.
(e)	Valuation based on significant unobservable inputs.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2022.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Non-income producing investment.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2022.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2022, the total value of these securities amounted to $154,747, which represents 0.01% of total net assets.
(k)	Represents a security purchased on a when-issued basis.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)	The stated interest rate represents the weighted average interest rate at July 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Columbia Total Return Bond Fund | First Quarter Report 2022	27

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.712%
	121,311,912	380,955,846	(385,811,821)	(2,047)	116,453,890	(28,609)	—	116,512,146
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
28	Columbia Total Return Bond Fund | First Quarter Report 2022

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1QT166_04_M01_(09/22)